SHARE-BASED PAYMENTS - Restricted share plans (Details) - Restricted share plan shares in Millions	12 Months Ended
Dec. 31, 2025 shares
Share-based payment transaction
Number of common shares available for grant of options	16.3
Maximum
Share-based payment transaction
Shares authorized (in shares)	50.0